Other intangible assets	12 Months Ended
Mar. 31, 2022
Intangible Assets [Abstract]
Other intangible assets
12. Other intangible assets

Other intangible assets include software which is written down (amortised) over the period we expect to receive a benefit from the asset. An amortisation expense is charged to the income statement to reflect the reduced value of the asset over time. Amortisation is calculated by estimating the number of years we expect the asset to be used (useful economic life or UEL) and charging the cost of the asset to the income statement equally over this period.
Indefinite-lived intangibles comprise regulatory licences for which there is no foreseeable limit to the period over which they are expected to generate net cash inflows. These assets are considered to have an indefinite life and are not amortised but subject to a review for impairment annually, or more frequently if events or circumstances indicate a potential impairment. Any impairment is charged to the income statement as it arises.

Identifiable intangible assets are recorded at cost less accumulated amortisation and any provision for impairment, with the exception of regulatory licences that are assessed to have indefinite lives and are therefore tested annually for impairment (see note 11 for details of impairment tests performed over indefinite-lived intangible assets). Other intangible assets are tested for impairment only if there is an indication that the carrying value of the assets may have been impaired. Impairments of assets are calculated as the difference between the carrying value of the asset and the recoverable amount, if lower. Where such an asset does not generate cash flows that are independent from other assets, the recoverable amount of the CGU to which that asset belongs is estimated. Impairments are recognised in the consolidated income statement within Other operating income and costs. Any assets which suffered impairment in a previous period are reviewed for possible reversal of the impairment at each reporting date.
The Group’s regulatory licences relate to electricity distribution licences acquired in connection with the Group’s acquisition of WPD on 14 June 2021 (see note 37). The licences provide the right to operate and invest in the relevant network that operates as a monopoly in the licensed geographic area. Once granted by Ofgem, the licence is issued to a licensee on the basis that it remains active into perpetuity. On that basis, the value attributed to the electricity distribution network licence assets is considered to have an indefinite useful life.
Internally generated intangible assets, such as software, are recognised only if: i) an asset is created that can be identified; ii) it is probable that the asset created will generate future economic benefits; and iii) the development cost of the asset can be measured reliably. Where no internally generated intangible asset can be recognised, development expenditure is recorded as an expense in the period in which it is incurred.
Cloud computing arrangements are reviewed to determine if the Group has control of the software intangible asset. Control is considered to exist where the Group has the right to take possession of the software and run it on its own or a third party’s computer infrastructure or if the Group has exclusive rights to use the software such that the supplier is unable to make the software available to other customers.
Costs relating to configuring or customising the software in a cloud computing arrangement are assessed to determine if there is a separate intangible asset over which the Group has control. If an asset is identified, it is capitalised and amortised over the useful economic life of the asset. To the extent that no separate intangible asset is identified, then the costs are either expensed when incurred or recognised as a prepayment and spread over the term of the arrangement if the costs are concluded to not be distinct.
The accounting for costs incurred in cloud computing arrangements represents the application of new accounting guidance for the Group for the year ended 31 March 2022. Certain costs which were previously capitalised in respect of the Group’s cloud computing arrangements have been expensed in the period.
12. Other intangible assets continued
Other than regulatory licences, intangible assets are amortised on a straight-line basis over their estimated useful economic lives. Amortisation periods for other intangible assets are:

				Years
Software				3 to 10
Regulatory licences				Indefinite

	Regulatory licences[1] £m	Software £m	Assets in the course of construction £m	Total £m
Cost at 1 April 2020	—	2,026	557	2,583
Exchange adjustments	—	(102)	(43)	(145)
Additions	—	7	414	421
Disposals	—	(47)	(2)	(49)
Reclassifications[2]	—	255	(240)	15
Reclassification to held for sale (note 10)	—	(19)	—	(19)
Cost at 1 April 2021	—	2,120	686	2,806
Exchange adjustments	—	69	11	80
Additions	—	15	513	528
Acquisition of WPD (note 37)	1,714	49	—	1,763
Disposals	—	(7)	—	(7)
Reclassifications[2]	—	260	(302)	(42)
Reclassification to held for sale (note 10)	—	(431)	(38)	(469)
Cost at 31 March 2022	1,714	2,075	870	4,659
Accumulated amortisation at 1 April 2020	—	(1,288)	—	(1,288)
Exchange adjustments	—	61	—	61
Amortisation charge for the year	—	(196)	—	(196)
Accumulated amortisation of disposals	—	44	—	44
Reclassification to held for sale (note 10)	—	16	—	16
Accumulated amortisation at 1 April 2021	—	(1,363)	—	(1,363)
Exchange adjustments	—	(33)	—	(33)
Amortisation charge for the year	—	(297)	—	(297)
Impairment³	—	—	(10)	(10)
Accumulated amortisation of disposals	—	7	—	7
Reclassification to held for sale (note 10)	—	309	—	309
Accumulated amortisation at 31 March 2022	—	(1,377)	(10)	(1,387)
Net book value at 31 March 2022⁴	1,714	698	860	3,272
Net book value at 31 March 2021	—	757	686	1,443
1.    Relates to the licence intangibles acquired as part of the acquisition of WPD (see note 37). The Group assesses its indefinite-life intangible assets for impairment annually (see note 11).
2.    Reclassifications includes amounts transferred to property, plant and equipment (see note 13).
3.    Depreciation of assets in the course of construction relates to impairment provision adjustments recognised in the year.
4.    The Group has capitalised £366 million (2021: £298 million) in relation to the Gas Business Enablement system in the US, of which £152 million (2021: £82 million) is in service and is being amortised over 10 years, with the remainder included within assets in the course of construction. A further £103 million (2021: £nil) in relation to our new UK general ledger system was reclassified from assets in the course of construction to software assets in the period to 31 March 2022, and is now amortised over 10 years.